BOSTON BALANCED FUND
                                40 Court Street
                                Boston, MA 02108
                                 (617) 726-7250

BOSTON BALANCED FUND (the "Fund") is a no-load mutual fund with the investment objective of seeking long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments. United States Trust Company of Boston, a Massachusetts-chartered banking and trust company (the "Adviser"), acts as investment adviser to the Fund. The Adviser is not affiliated with United States Trust Company of New York.


This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated October 31, 1998, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Fund at the address or telephone number given above. The SEC maintains an internet site (http://www.sec.gov) that contains the SAI, other material incorporated by reference and other information about companies that file electronically with the SEC.



TABLE OF CONTENTS

Expense Table                                                    2
Financial Highlights                                             3
Objective and Investment Approach of the Fund; Risk Factors      4
Management of the Fund                                           5
How To Invest in the Fund                                        6
How To Redeem an Investment in the Fund                          7
Retirement Plans                                                 9
How the Fund's Per Share Value is Determined                     9
Distributions and Taxes                                          9
General Information                                             10


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY UNITED STATES TRUST COMPANY OF BOSTON OR ANY BANK. SHARES OF THE FUND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




Prospectus dated October 31, 1998



EXPENSE TABLE

Expenses are one of several factors to consider when investing in the Fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in the Fund. Actual expenses may be more or less than those shown. Other expenses are based on estimates.

Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases                 N/A
Maximum Sales Load Imposed on Reinvested Dividends      N/A
Deferred Sales Load                                     N/A
Redemption Fees                                         N/A
Exchange Fee                                            N/A

Annual Fund Operating Expenses
   (As a percentage of average net assets)
Investment Advisory Fee                                 0.75%
Other expenses (after waiver)                           0.25%
Total Fund Operating Expenses (after waiver)            1.00%


Example

This table illustrates the net transaction and operating expenses that would be incurred by an investment in the Fund over different time periods, assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period. Amounts in the table could increase if the Advisor's limitation of expenses were terminated.

     One year           $   10
     Three years        $   32
     Five years         $   55
     Ten years          $  122

The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Management of the Fund."

The BOSTON BALANCED FUND (the "Fund") is a diversified series of Professionally Managed Portfolios (the "Trust"), an open-end management investment company offering redeemable shares of beneficial interest. Shares may be purchased and redeemed without a sales or redemption charge at their net asset value. The minimum initial investment is $2,000 with subsequent investments of $500 or more. Because the prices of stocks, bonds and money market instruments fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes, and when shares are redeemed, they may be worth more or less than their original cost. The Fund is diversified, which under applicable federal law means that as to 75% of its total assets, no more than 5% may be invested in the assets of a single issuer, with the exception of U.S. Treasury and agency securities, and it may not hold more than 10% of the voting securities of a single issuer.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period.


     The following information has been audited by Ernst & Young L.L.P., independent accountants, whose unqualified report covering the fiscal period ended June 30, 1998 is incorporated by reference herein and appears in the annual report to shareholders. This information should be read in conjunction with the financial statements and accompanying notes thereto which appear in the annual report and are incorporated by reference into the Statement of Additional Information. Further information about the Fund's performance is included in its annual report, which may be obtained without charge by writing or calling the address or telephone number on the Prospectus cover page.




                                                 Year           Year            December 1, 1995*
                                                 Ended          Ended           through
                                                June 30, 19980  June 30, 19970  June 30, 19960

Net asset value, beginning of period           $ 23.70         $19.31         $18.41
Income from investment operations:
Net investment income                             0.46           0.47           0.25
Net realized and unrealized gain on investments   5.94           4.36           0.69
Total from investment operations                  6.40           4.83           0.94
Less distributions:
From net investment income                       (0.45)         (0.44)         (0.04)
From net capital gains                           (0.44)          0.00           0.00
Total distributions                              (0.89)         (0.44)         (0.04)

Net asset value, end of period                  $29.21         $23.70         $19.31

Total return                                     27.55%         25.40%          5.14%

Ratios/supplemental data:
Net assets, end of period (millions)           $121.9          $82.0          $61.8

Ratio of expenses to average net assets:
Before expense reimbursement                      1.00%          1.02%          1.00%+
After expense reimbursement                       1.00%          1.00%          1.00%+

Ratio of net investment income to average net assets:
Before expense reimbursement                      1.85%          2.24%          2.43%+
After expense reimbursement                       1.85%          2.25%          2.43%+

Portfolio turnover rate                          22.71%         30.78%         17.69%



*Commencement of operations.

+Annualized.


0Per share data has been restated to give effect to a 4-for-1 stock split to shareholders of record as of the close of business on January 9, 1998.


OBJECTIVE AND INVESTMENT APPROACH OF THE FUND; RISK FACTORS

The Fund's investment objective is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments. It is not the policy of the Fund to take risks to obtain speculatively or aggressively high returns. There is no predetermined percentage of assets to be allocated to either stocks, bonds or money market instruments. However, under normal market conditions, the Fund will invest at least 25% of its assets in fixed-income senior securities.

The expected returns and risks of different asset classes - stocks, bonds and money market instruments - change over time. The ability to evaluate and determine the relative attractiveness of these asset categories is advantageous in controlling risk and achieving attractive returns. In determining the asset allocation of the Fund, the Adviser considers various macroeconomic variables such as interest rates, inflation, corporate profits, unemployment, the dollar, as well as the relative prices of stocks, bonds and money market instruments. The Fund is not limited in its investment selection to companies located in the Boston area or any other specific region. The Fund may invest in both domestic and foreign securities. See "Foreign Securities" on page 5.

The Fund may purchase both common and preferred stocks. Within different industries, individual stock selection is based upon analysis of the company's fundamental characteristics including financial strength, response to industry and economy-wide changes and price and cost trends. Although companies with varying fundamental characteristics may be purchased to achieve diversification, emphasis is given to companies with above-average earnings growth, sustained profitability and above-average return on invested capital.

Bond investments made by the Fund are those which are considered by the Adviser to be investment grade, including bonds which are direct or indirect obligations of the U.S. Government, or which at the date of investment are rated Baa or better by Moody's Investor Services ("Moody's") or BBB or better by Standard & Poor's ("S&P") or of comparable quality as determined by the Fund. Bonds rated Baa or BBB are considered medium grade obligations, possess speculative characteristics and are more susceptible to changing market conditions. The Fund may purchase lower-rated obligations (those rated below BBB or Baa, which are considered non-investment grade securities), but no more than 20% of its net assets may be so invested and the Fund will not purchase or hold obligations rated lower than B.

Bonds rated below investment grade typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both Moody's and S&P and may be subject to greater market price fluctuations, less liquidity, and greater risk of income or principal, including a greater possibility of default or bankruptcy of the issuer of such securities, than more highly rated bonds. Lower rated bonds also are likely to be more sensitive to adverse economic or company developments. The Adviser seeks to reduce the risks associated with investing in such securities by limiting the Fund's holdings in such securities. See the Statement of Additional Information concerning bond ratings.

Money market instruments selected for investment include high grade, short-term obligations, including those of the U.S. government, its agencies and instrumentalities, U.S. dollar-denominated certificates of deposit, time deposits and bankers' acceptances of U.S. banks, generally banks with assets in excess of $1 billion, repurchase agreements with recognized dealers and banks and commercial paper (including participation interests in loans extended by banks to issuers of commercial paper) that at the date of investment are rated A-1 by S&P or P-1 by Moody's, or, if unrated, of comparable quality as determined by the Advisor.

Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser acquires ownership of a U.S. Government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages as a purchaser will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the most creditworthy banks and registered securities dealers pursuant to procedures adopted and reviewed by the Trust's Board of Trustees. The Adviser monitors the creditworthiness of the banks and securities dealers with whom the Fund engages in repurchase transactions.

Illiquid and Restricted Securities. The Fund may not invest more than 5% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so-called "restricted securities"); and (iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between the Fund's decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline. Securities which meet the requirements of Securities Act Rule 144A are restricted, but may be determined to be liquid by the Trustees, based on an evaluation of the applicable trading markets.

Foreign Securities. The Fund may invest up to 15% of its assets in securities of foreign issuers. There may be less publicly available information about these issuers than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S. In addition, the value of foreign securities may be adversely affected by movements in the exchange rates between foreign currencies and the U.S. dollar, as well as other political and economic developments, including the possibility of expropriation, confiscatory taxation, exchange controls or other foreign governmental restrictions. The Fund may invest without regard to this 15% limitation in securities of foreign issuers which are listed and traded on a domestic national securities exchange.

Other Investment Techniques. The Fund may purchase put and call options and engage in the writing of covered call options and secured put options on securities, and employ a variety of other investment techniques, including the purchase and sale of market index futures contracts, financial futures contracts and options on such futures. These policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches. The Fund will engage in futures contracts and related options only for hedging purposes. It will not engage in such transactions for speculation or leverage. The Fund maintains an operating policy that it may not invest in options and futures contracts if as a result more than 5% of its assets would be at risk.

Portfolio Turnover. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

The Fund has adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.

MANAGEMENT OF THE FUND

The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. United States Trust Company of Boston is the Adviser to the Fund. The Adviser is a Massachusetts-chartered banking and trust company and is a wholly-owned subsidiary of UST Corp., a Massachusetts bank holding company. It is located at 40 Court Street, Boston MA 02108. The Trust Department of the Adviser has managed funds as a fiduciary since 1895. Mr. Domenic Colasacco, Executive Vice President of UST Corp., is the Fund's portfolio manager. He is the President of United States Trust Company and has been its Chief Investment Officer since 1980. Mr. Colasacco is a Chartered Financial Analyst and a member of the Boston Security Analysts' Society. Neither the Adviser nor UST Corp. is affiliated with United States Trust Company of New York.

The Adviser provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly investment advisory fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 0.75% annually.

Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. Under that agreement, the Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the Trustees, monitors the activities of the Fund's custodian, transfer agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at an annual rate equal to the greater of 0.10 of 1% of the Fund's average daily net assets or $30,000.

The Fund is responsible for its own operating expenses. The Adviser has voluntarily undertaken to limit the Fund's operating expenses to 1.00% of the Fund's average net assets annually. This undertaking may be modified or withdrawn by the Adviser upon notice to shareholders. The Adviser also may reimburse additional amounts to the Fund at any time in order to reduce the Fund's expenses, or to the extent required by applicable securities laws. Any such reductions made by the Advisor in its fees or payments or reimbursements of expenses which are the Fund's obligation may be subject to reimbursement within the following three years by the Fund provided that the Fund is able to do so and remain in compliance with applicable expense limitations then in effect.

The Adviser considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Adviser may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Adviser may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions.


HOW TO INVEST IN THE FUND

The minimum initial investment in the Fund is $2,000. Subsequent investments must be at least $500. First Fund Distributors, Inc. (the "Distributor"), an affiliate of the Administrator, acts as Distributor of the Fund's shares. The Distributor may, at its discretion, waive the minimum investment requirements for purchases in conjunction with certain group or periodic plans.

Shares of the Fund are offered continuously for purchase at the net asset value per share of the Fund next determined after a purchase order is received.

Investors may purchase shares of the Fund by check or wire:

By Check: For initial investments, an investor should contact the Transfer Agent for an Account Application. The completed application, together with a check payable to "Boston Balanced Fund," should be mailed to: Boston Balanced Fund, c/o United States Trust Company of Boston, 40 Court Street, Boston, MA 02108.

Subsequent investments should be made by check payable to "Boston Balanced Fund," and mailed to the address indicated above. The investor's account number should be written on the check.

By Wire: For initial investments, before wiring funds, an investor should call 1-800-626-7788, ext. 4050, or 1-617-695-4050 to advise that an initial investment will be made by wire and to receive an account number. The Transfer Agent will request the investor's name and the dollar amount to be invested and provide an order confirmation number. The investor should then complete the Fund's Account Application, including the date and the order confirmation number on the application. The completed Application should be mailed to the address shown at the top of the Account Application. The investor's bank should transmit immediately available funds by wire for purchase of shares, in the investor's name, to the Fund as follows:

United States Trust Company of Boston
ABA Routing Number:  0110-0133-1
for further credit to Boston Balanced Fund
Account Number [Name of Shareholder]

For subsequent investments, the investor's bank should wire funds as indicated above. It is not necessary to contact the Transfer Agent prior to making subsequent investments by wire, but it is essential that complete information regarding the investor's account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain further information from the Transfer Agent about remitting funds in this manner and from their own banks about any fees that may be imposed.

General. Payment of redemption proceeds from shares that were purchased with an initial investment made by wire may be delayed until one business day after the completed Account Application is received by the Fund. All investments must be made in U.S. dollars; to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check. A charge may be imposed if any check used for investment does not clear. The Fund and the Distributor reserve the right to reject any purchase order in whole or in part.

If an order, together with payment in proper form, is received by the Transfer Agent by the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), Fund shares will be purchased at the offering price determined as of the close of trading on that day. Otherwise, Fund shares will be purchased at the offering price determined as of the close of trading on the New York Stock Exchange on the next business day.

Federal tax law requires that investors provide a certified Taxpayer Identification Number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Fund's Account Application for further information concerning this requirement.

The Fund is not required to issue share certificates. All shares are normally held in non-certificated form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder.

HOW TO REDEEM AN INVESTMENT IN THE FUND

A shareholder has the right to have the Fund redeem all or any portion of outstanding shares in his/her account at the current net asset value per share of the Fund on each day the New York Stock Exchange is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption.

Direct Redemption. A written request for redemption must be received by the Fund's Transfer Agent in order to constitute a valid tender for redemption. To protect the Fund and its shareholders, a signature guarantee is required for certain transactions, including redemptions. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as defined in the federal securities laws. These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.
Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Telephone Redemption. Shareholders who complete the Redemption by Telephone portion of the Fund's Account Application may redeem shares on any business day the New York Stock Exchange is open by calling the Fund at 1-800-626-7788, ext. 4050 or 1-617-695-4050 before 1:00 p.m. Eastern time. Redemption proceeds will be mailed or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds).

By establishing telephone redemption privileges, a shareholder authorizes the Fund and its agents to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to the bank account designated in the authorization. The Fund and its agents will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. If these identification procedures are followed, neither the Fund nor its agents will be liable for any loss, expense, or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders.

Shareholders may request telephone redemption privileges after an account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

General. Payment of redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with applicable rules of the Securities and Exchange Commission. In the case of shares purchased by check and redeemed shortly after purchase, the Fund will not mail redemption proceeds until it has been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal funds wire. A redemption may result in recognition of a gain or loss for federal income tax purposes. Investors should consult their own tax advisor as to the effect of any redemption.

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account, other than retirement plan or Uniform Gifts/Transfers to Minors Act accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $2,000. If the Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of the account is less than $2,000 and will be allowed 30 days to make an additional investment to bring the value of the account to at least $2,000 before the Fund takes any action. RETIREMENT PLANS

The Fund offers an Individual Retirement Account plan and information is available from the Fund and the Distributor with respect to Keogh, Section 403(b) and other retirement plans offered. Investors should consult their own tax advisor before establishing any retirement plan.

HOW THE FUND'S PER SHARE VALUE IS DETERMINED

The net asset value of a Fund share is determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding.

Portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with remaining maturities of sixty days or less are valued at amortized cost as reflecting fair value.

DISTRIBUTIONS AND TAXES

Dividends and Distributions. Dividends from net investment income are declared and paid at least annually. Any undistributed net capital gains realized during the Fund's fiscal year will also be distributed to shareholders after the end of the year, with a supplemental distribution on or about December 31 of any undistributed net investment income earned during the calendar year as well as any additional undistributed capital gains earned during the 12-month period ended each October 31.

Dividends and capital gains distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.

Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

Taxes. The Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income tax or excise taxes based on net income. Distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains distributions are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received in the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the Statement of Additional Information. Shareholders should consult their own advisers concerning federal, state and local tax consequences of investment in the Fund.

GENERAL INFORMATION

The Trust. The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The fiscal year of the Fund ends on June 30.

Shareholder Rights. Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of a change in the Fund's investment objective); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

Performance Information. From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent year and over the period from the Fund's inception of operations, through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified  period  and the net  asset  value  of such  shares  at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

Year 2000. The Fund is aware of the significance of the "Year 2000 Issue" which may cause computer disruptions or failures beginning January 1, 2000. The "Year 2000 Issue" could affect adversely the Fund's computer systems, as well as those of the Fund's Adviser or other service providers. Accordingly, the Fund is taking steps in an effort to ensure that its systems operate smoothly in the Year 2000 and has established a process to monitor and mitigate Year 2000 risks posed by third parties, such as the Fund's Adviser and other service providers. However, there can be no assurance that the steps taken will be sufficient to avoid any adverse impact on the Fund.

Shareholder Inquiries. Shareholder inquiries should be directed to the Fund at the address and telephone number shown on the cover of this prospectus.

Adviser, Custodian and Transfer Agent

United States Trust Company of Boston
40 Court Street
Boston, MA 02108
(617) 726-7250


Distributor

First Fund Distributors, Inc.
4455 E. Camelback Rd., Ste. 261E
Phoenix, AZ 85018


Auditors

Ernst & Young, L.L.P.
515 South Flower Street
Los Angeles, CA 90071


Legal Counsel

Paul, Hastings, Janofsky & Walker L.L.P.
345 California Street, 29th Floor
San Francisco, CA 94104







BOSTON BALANCED FUND














Prospectus


October 31, 1998

                             LEONETTI BALANCED FUND
                         1130 Lake Cook Road, Ste. 300
                            Buffalo Grove, IL 60089
                                 (847) 520-0999



     The LEONETTI BALANCED FUND (the "Fund") is a no-load mutual fund with the investment objective of seeking total return through a combination of income and capital growth, consistent with preservation of capital. The Fund seeks to achieve its objective by investing primarily in equity securities (common and preferred stocks) and higher quality fixed-income obligations. The balance between equity and fixed-income securities will be adjusted based upon the market interpretation of the Advisor to the Fund, Leonetti & Associates, Inc. (the "Advisor").


     This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated October 31, 1998, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Fund at the address given above. The SEC maintains an internet site (http://www.sec.gov) that contains the SAI, other material incorporated by reference and other information about companies that file electronically with the SEC.




TABLE OF CONTENTS

Expense Table                                                    2
Financial Highlights                                             3
Objective and Investment Approach of the Fund; Risk Factors      4
Management of the Fund                                           6
How To Invest in the Fund                                        6
How To Redeem an Investment in the Fund                          8
Services Available to the Fund's Shareholders                    9
How the Fund's Per Share Value Is Determined                     9
Distributions and Taxes                                         10
General Information                                             10


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated October 31, 1998


EXPENSE TABLE

     Expenses are one of several factors to consider when investing in the Fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in the Fund.

Actual expenses may be more or less than those shown.

Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases                None
Maximum Sales Load Imposed on Reinvested Dividends     None
Deferred Sales Load                                    None
Redemption Fees                                        None


Annual Fund Operating Expenses
  (As a percentage of average net assets)
Advisory Fees                                          1.00%
Other Expenses                                         0.99%
Total Fund Operating Expenses                          1.99%




Example
This table illustrates the net transaction and operating expenses that would be incurred by an investment in the Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.
One year          $  20
Three years       $  62
Five years        $ 107
Ten years         $ 232


The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Management of the Fund."

The  LEONETTI   BALANCED   FUND  (the  "Fund")  is  a   diversified   series  of
Professionally Managed Portfolios (the "Trust"), an open-end management investment company offering redeemable shares of beneficial interest. Shares of the Fund may be purchased at their net asset value per share. The minimum initial investment is $100 with subsequent investments of $25 or more. Shares will be redeemed at net asset value per share.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period.


     The following information has been audited by Ernst & Young L.L.P., independent accountants, whose unqualified report covering the fiscal period ended June 30, 1998 is incorporated by reference herein and appears in the annual report to shareholders. This information should be read in conjunction with the financial statements and accompanying notes thereto which appear in the annual report and are incorporated by reference into the Statement of Additional Information. Further information about the Fund's performance is included in its annual report, which may be obtained without charge by writing or calling the address or telephone number on the Prospectus cover page.





                                             Year Ended June 30,         August 1, 1995*
                                                                         through
                                             1998          1997          June 30, 1996

Net asset value, beginning of period         $12.31        $10.80        $10.00

Income from investment operations:
Net investment income                          0.05          0.06          0.09
Net realized and unrealized gain
   on investments                              2.75          1.54          0.76
Total from investment operations               2.80          1.60          0.85

Less distributions:
From net investment income                    (0.03)        (0.09)        (0.05)
From net capital gains                        (1.06)         0.00          0.00
Total distributions                           (1.09)        (0.09)        (0.05)

Net asset value, end of period               $14.02        $12.31        $10.80

Total return                                  24.10%        14.91%         8.46%

Ratios/supplemental data:
Net assets, end of period (millions)         $15.5         $11.3         $10.1

Ratio of expenses to average net assets        1.99%         2.29%         2.26%+
Ratio of net investment income to
   average net assets                          0.40%         0.47%         1.02%+

Portfolio turnover rate                       89.51%       119.75%        42.16%


*Commencement of operations.

+Annualized.


OBJECTIVE AND INVESTMENT APPROACH OF THE FUND; RISK FACTORS

The investment objective of the Fund is to provide total return, through a combination of income and capital growth, consistent with preservation of capital. The Fund seeks to achieve its objective by investing in a combination of equity securities (common and preferred stocks) and fixed-income obligations. There is, of course, no assurance that the Fund's objective will be achieved. There is no fixed percentage of the Fund's assets that will be invested in either equity securities or fixed-income securities. It is expected that under normal circumstances the Fund's investment in either equity securities or fixed-income securities will range between 25% and 75% of net assets.

Because prices of common stocks and fixed-income securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes, and when shares are redeemed they may be worth more or less than their original cost. The Fund is diversified, which under applicable federal law means that as to 75% of its total assets, no more than 5% may be invested in the securities of a single issuer and it may not hold more than 10% of the voting securities of such issuer.

Investment Approach-Equity Securities. In selecting equity securities for the Fund the Advisor emphasizes three types of investments: out-of-favor blue chip stocks, growth stocks that pay dividends and exhibit a rising trend in earnings and revenue, and small companies with rapidly rising revenues and earnings.

In evaluating out-of-favor companies, the Advisor's fundamental focus is on a company's business. The Advisor looks for companies that have experienced problems due to debt, management, excessive expenses or cyclical forces, but are still leaders in their industries. This group of companies includes, but is not limited to, the largest corporations, principally those that are components of the Dow Jones Industrial, Transportation and Utility averages. In the Advisor's view, such companies frequently undergo restructuring, management changes, debt reduction and other corporate events that can have a positive effect on prices of such stocks, while still providing a cash flow through regular dividend payments.

The Advisor also seeks growth stocks for the Fund that pay dividends and that have shown a rising trend in earnings and revenues over a period of years. In looking at such companies, the Advisor views positively such characteristics as low or declining debt levels, rising gross profit margins, expanding product lines and significant stock ownership by management. Many of such companies may be components of the Standard & Poor's 500 Index ("S&P 500"), but the Advisor is not limited to companies within this index and the Fund may invest in other, non-S&P 500 companies that the Advisor believes have similar characteristics.

The small companies selected for the Fund's portfolio will have experienced rapidly rising revenues and earnings. The Advisor looks for such companies that have characteristics such as little or no debt, a following in the investment community, an expanding product line or products that involve a change or improvement in their industry, and control or significant involvement by company founders in day-to-day management. Smaller companies present greater opportunities for capital growth, but may also involve greater risks than larger companies. Although smaller companies can benefit from the development of new products and services, they also may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

Investment Approach-Fixed-Income Obligations. Through fixed-income investments, the Advisor seeks a reliable and recurring stream of income for the Fund, while preserving its capital. The Advisor's approach is to focus the Fund's fixed-income holdings in bills, notes and bonds issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Corporate bonds and notes held by the Fund must be investment grade, i.e., rated BBB or better by Standard & Poor's Corporation ("S&P"), Duff & Phelps Credit Rating Co. ("Duff"), or Fitch Investors Service, Inc. ("Fitch,") or Baa or better by Moody's Investors Service ("Moody's"). Under normal market conditions, it is expected that at least 25% of the Fund's net assets will be held in fixed-income senior securities.

Securities rated BBB by S&P, Duff, and Fitch or Baa by Moody's are investment grade, but Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher-rated debt securities.

In selecting fixed-income securities for the Fund the Advisor uses a combined approach of technical and fundamental analysis, focusing on interest rate anticipation and the yield curve. Corporate bond analysis encompasses the same research approach that is used in purchasing common stocks for the Fund. Lower quality and "junk" bonds are avoided.

Risk Factors. Securities in which the Fund invests, and its share price and returns, are subject to fluctuation. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Generally, the value of fixed-income securities will change as interest rates fluctuate. During periods of falling interest rates, the values of outstanding long-term debt obligations generally rise. Conversely, during periods of rising interest rates, the value of such securities generally declines. The magnitude of these fluctuations generally will be greater for securities with longer maturities. Debt securities are also subject to credit risk relative to the ability of the issuer to make timely interest payments and repay principal on maturity. To the extent the Fund invests in undervalued or out-of-favor companies, there may be a substantial time period before the securities of such companies return to price levels believed by the Advisor to represent their true value. An investment in the Fund therefore is more suitable for long-term investors who can bear the risk of short-term fluctuations in principal and net asset value.

When-Issued Securities. The Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund's net asset value. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price. The Fund limits its investments in when-issued securities to less than 5% of its total assets. When the Fund purchases securities on a when-issued basis, it designates liquid assets held by the Custodian in an amount equal to the purchase price as long as the obligation to purchase continues.

Portfolio Turnover. The annual rate of portfolio turnover is anticipated to be approximately 80%. In general, the Advisor will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

The Fund has adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.

MANAGEMENT OF THE FUND

The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. Leonetti & Associates, Inc., 1130 Lake Cook Road, Suite 300, Buffalo Grove, IL 60089 acts as investment advisor to the Fund. The Advisor was founded in 1982 and is controlled by Mr. Michael E. Leonetti. The Advisor provides investment advisory services to individual and institutional investors, and manages assets in excess of $250 million. Mr. Craig T. Johnson is responsible for management of the Fund's portfolio.

The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 1.00% annually.

Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. Under that agreement, the Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the trustees, monitors the activities of the Fund's custodian, transfer agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Average net assets of each Fund    Fee or fee rate
Under $15 million                  $30,000
$15 to $50 million                 0.20% of average net assets
$50 to $100 million                0.15% of average net assets
$100  million  to $150  million    0.10% of average  net assets
Over $150 million                  0.05% of average net assets

The Fund is responsible for its own operating expenses. The Advisor may reduce its fees or make reimbursements to the Fund at any time in order to reduce the Fund's expenses. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation may be subject to reimbursement by the Fund.

The Advisor considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Advisor may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions.

HOW TO INVEST IN THE FUND

The minimum initial investment in the Fund is $100. Subsequent investments must be at least $25. First Fund Distributors, Inc. (the "Distributor"), an affiliate of the Administrator, acts as Distributor of the Fund's shares. The Distributor may, at its discretion, waive the minimum investment requirements for purchases in conjunction with certain individuals or group or periodic plans. In addition to cash purchases, shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities, provided that any such tendered security is readily marketable, its acquisition is consistent with the Fund's objective and it is otherwise acceptable to the Fund's Advisor.

Shares of the Fund are offered continuously for purchase at their net asset value per share next determined after a purchase order is received. The public offering price is effective for orders received by the Fund prior to the time of the next determination of the Fund's net asset value. Orders received after the time of the next determination of the applicable Fund's net asset value will be entered at the next calculated public offering price. Investors may be charged a fee if they effect a transaction in fund shares through a broker or agent.

Investors may purchase shares of the Fund by check or wire:

By Check: For initial investments, an investor should complete the Fund's Account Application (included with this Prospectus). The completed application, together with a check payable to "Leonetti Balanced Fund," should be mailed to Leonetti Balanced Fund, P.O. Box 640856, Cincinnati, OH 45264-0856.

For subsequent investments, a stub is attached to the account statement sent to shareholders after each transaction. The stub should be detached from the statement and, together with a check payable to "Leonetti Balanced Fund," mailed to the Leonetti Balanced Fund in the envelope provided at the address indicated above. The investor's account number should be written on the check.

By Wire: For initial investments, before wiring funds, an investor should call the Fund's Transfer Agent at (800) 282-2340 to advise the Transfer Agent that an initial investment will be made by wire and to receive an account number. The Transfer Agent will request the investor's name and the dollar amount to be invested and provide an order confirmation number. The investor should then complete the Fund's Account Application (included with this Prospectus), also including the date and the order confirmation number on the application. The completed Account Application should be mailed to the address shown at the top of the Account Application. The investor's bank should transmit immediately available funds by wire for purchase of shares, in the investor's name to the Fund's Custodian, as follows:

          Star Bank, N.A. Cinti/Trust
          ABA #0420-0001-3
          Attn: Leonetti Balanced Fund
          DDA #483897963
          Account name (shareholder name)
          Shareholder account number

For subsequent investments, the investor should first notify the Transfer Agent and then the investor's bank should wire funds as indicated above. It is essential that complete information regarding the investor's account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain further information from the Transfer Agent about remitting funds in this manner and from their own banks about any fees that may be imposed.

General. Payment of redemption proceeds may be delayed with respect to any shares purchased with an initial investment made by wire until one business day after the completed Account Application is received by the Fund. All investments must be made in U.S. dollars and, to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check. A charge may be imposed if any check used for investment does not clear. The Fund and the Distributor reserve the right to reject any purchase order in whole or in part.

If an order, together with payment in proper form, is received by the Transfer Agent by the close of trading on the New York Stock Exchange (currently 4:00 p.m., New York City time), Fund shares will be purchased at the offering price determined as of the close of trading on that day. Otherwise, Fund shares will be purchased at the offering price determined as of the close of trading on the New York Stock Exchange on the next business day. Federal tax law requires that investors provide a certified Taxpayer Identification Number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Fund's Account Application for further information concerning this requirement.

The Fund is not required to issue share certificates. All shares are normally held in non-certificated form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder.

HOW TO REDEEM AN INVESTMENT IN THE FUND

A shareholder has the right to have the Fund redeem all or any portion of his outstanding shares at their current net asset value on each day the New York Stock Exchange is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption.

Direct  Redemption.  A written  request for  redemption  must be received by the
Fund's Transfer Agent in order to constitute a valid tender for redemption. Requests for redemption of fund shares should be mailed to Leonetti Balanced Fund, P.O. Box 5536, Hauppauge, NY 11788-0132. To protect the Fund and its shareholders, a signature guarantee is required for certain transactions, including redemptions. Signature guarantees are not required on redemptions of amounts under $5,000 sent to the shareholder at the address of record on the account. Signature guarantees must be made by an "eligible guarantor institution" as defined in the federal securities laws. These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Telephone Redemption. Shareholders who complete the Redemption by Telephone portion of the Fund's Account Application may redeem shares on any business day the New York Stock Exchange is open by calling the Fund's Transfer Agent at
(800) 282-2340 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed to the address of record or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). Telephone redemption is not available for IRA accounts.

By establishing telephone redemption privileges, a shareholder authorizes the Fund and its Transfer Agent to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and send the proceeds to the address of record on the account or transfer the proceeds to the bank account designated in the Authorization. The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. If these identification procedures are followed, neither the Fund nor its agents will be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days' notice to shareholders.

Shareholders may request telephone redemption privileges after an account is opened; however, the authorization form may require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. General. Payment of redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. In the case of shares purchased by check and redeemed shortly after purchase, the Fund will not mail redemption proceeds until it has been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal funds wire. A redemption may result in recognition of a gain or loss for federal income tax purposes.

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account, other than retirement plan or Uniform Gift to Minors Act accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $100. If the Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of the account is less than $100 and will be allowed 30 days to make an additional investment to bring the value of the account to at least $100 before the Fund takes any action.

SERVICES AVAILABLE TO THE FUND'S SHAREHOLDERS

Retirement Plans. The Fund offers a prototype Individual Retirement Account ("IRA") plan and information is available from the Advisor, Distributor or from your securities dealer with respect to Keogh, Section 403(b) and other retirement plans offered. Investors should consult a tax adviser before establishing any retirement plan.

Check-A-Matic Plan. For the convenience of shareholders, the Fund offers a preauthorized check service under which a check is automatically drawn on the shareholder's personal checking account each month for a predetermined amount (but not less than $25), as if the shareholder had written it directly. Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the current offering price. Applications for this service are available from the Transfer Agent. There is no charge by the Fund for this service. The Distributor may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Transfer Agent in writing, sufficiently in advance of the next scheduled withdrawal.

Systematic Withdrawal Program. As another convenience, the Fund offers a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. A shareholder's account must have Fund shares with a value of at least $10,000 in order to start the Systematic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal Program is $100. This Program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.

A withdrawal under the Systematic Withdrawal Program involves a redemption of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to the shareholder's account, the account ultimately may be depleted.

HOW THE FUND'S PER SHARE VALUE IS DETERMINED

The net asset value of a Fund share is determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding.

Portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost as reflecting fair value.

DISTRIBUTIONS AND TAXES

Dividends and Distributions. Any dividends from net investment income are declared and paid at least annually. Any undistributed net capital gains realized during the 12-month period ended each October 31, as well as any additional undistributed capital gains realized during the Fund's fiscal year, will also be distributed to shareholders on or about December 31 of each year.

Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.

Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution (apart from any other change in the value of the Fund's shares on that date.) Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

Taxes. The Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income tax or excise taxes based on net income. Distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the Statement of Additional Information. Shareholders should consult their own advisers concerning federal, state and local tax consequences of investments in the Fund.

GENERAL INFORMATION

The Trust. The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shareholder Rights. Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of a change in the Fund's investment objective); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

Performance Information. From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent year and over the period from the Fund's inception of operations, through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified  period  and the net  asset  value  of such  shares  at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

Year 2000. Like other business organizations around the world, the Fund could be adversely affected if the computer systems used by its Advisor, and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." The Fund's Advisor is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its own computer systems, and it has obtained assurances from the Fund's other service providers that they are taking comparable steps. However, there can be no assurance that these actions will be sufficient to avoid any adverse impact on the Fund.

Shareholder Inquiries. Shareholder inquiries should be directed to the Transfer Agent at (800) 282-2340.

Advisor
Leonetti & Associates, Inc.
1130 Lake Cook Road, Ste. 300
Buffalo Grove, IL 60089
(847) 520-0999

Distributor
First Fund Distributors, Inc.
4455 E. Camelback Rd., Ste. 261E
Phoenix, AZ 85018

Custodian
Star Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Transfer Agent
American Data Services, Inc.
P.O. Box 5536
Hauppauge, NY 11788-0132
(800) 282-2340

Auditors
Ernst & Young L.L.P.
515 South Flower Street
Los Angeles, CA 90071

Legal Counsel
Paul, Hastings, Janofsky & Walker L.L.P.
345 California Street, 29th Floor
San Francisco, CA 94104








Leonetti Balanced Fund








Prospectus


October 31, 1998

PROSPECTUS


OCTOBER 31, 1998



TABLE OF CONTENTS

Expense Table                                   2
Financial Highlights                            4
Objective and Investment Approach of the Fund   5
Management of the Fund                          8
How To Invest in the Fund                       9
How To Redeem an Investment in the Fund        11
Services Available to the Fund's Shareholders  13
How the Fund's Per Share Value Is Determined   13
Distributions and Taxes                        14
General Information                            15

P.O. Box 640856
Cincinnati, Ohio 45264-0856
(800) 282-2340

U.S. GLOBAL LEADERS GROWTH FUND
(the "Fund") is a mutual fund with the investment objective of seeking growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of United States companies that have substantial international activities ("U.S. Global Leaders"). The Fund does not have a policy of investment in any specific number of countries outside the U.S., although it may invest in securities of foreign companies that meet the Advisor's criteria of global leadership. Yeager, Wood & Marshall Incorporated (the "Advisor") serves as investment advisor to the Fund.


This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated October 31, 1998, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge upon written request to the Fund at the address given above. The SEC maintains an internet site (http://www.sec.gov) that contains the SAI, other material incorporated by reference and other information about companies that file electronically with the SEC.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY ANY BANK. SHARES OF THE FUND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), FEDERAL RESERVE BOARD OR ANY OTHER AGENCY


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


EXPENSE TABLE


Expenses are one of several factors to consider when investing in the Fund. The purpose of the following fee table is to provide an understanding of the various costs and expenses which may be borne directly or indirectly by an investment in the Fund. Actual expenses may be more or less than those shown.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases               None
Maximum Sales Load Imposed on Reinvested Dividends    None
Deferred Sales Load                                   None
Redemption Fees                                       None
Exchange Fee                                          None

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Advisory Fees                                         1.00%
Other Expenses (after waiver)                         0.39%*
Total Fund Operating Expenses (after waiver)          1.39%*


*The Advisor has agreed to reduce its fees or make payments to assure that the Fund's ratio of operating expenses to average net assets will not exceed 1.39%. In the absence of this limitation, the Fund's ratio of expenses to average net assets would have been 1.43% for the fiscal year ended June 30, 1998.


EXAMPLE

This table illustrates the net transaction and operating expenses that would be incurred by an investment in the Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.


One year       $   14
Three years    $   44
Five years     $   76
Ten years      $  167


The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. Amounts in the table could increase if the Advisor's limitation of expenses were to be terminated. See "Management of the Fund."

U.S. GLOBAL LEADERS GROWTH FUND (the "Fund") is a non-diversified series of Professionally Managed Portfolios (the "Trust"), an open-end management investment company offering redeemable shares of beneficial interest. See "Non-Diversification" on page 7. Shares of the Fund may be purchased at their net asset value per share. The minimum initial investment is $2,000 with subsequent investments of $1,000 or more. Shares will be redeemed at net asset value per share.


FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period.


The following information has been audited by Ernst & Young L.L.P., independent accountants, whose unqualified report covering the fiscal period ended June 30, 1998 is incorporated by reference herein and appears in the annual report to shareholders. This information shoud be read in conjunction with the financial statements and accompanying notes thereto which appear in the annual report and are incorporated by reference into the Statement of Additional Information. Further information about the Fund's performance is included in its annual report, which may be obtained without charge by writing or calling the address or telephone number on the Prospectus cover page.




                                          Year Ended June 30,          Sept. 29, 1995*
                                                                         through
                                           1998          1997          June 30, 1996

Net asset value, beginning
   of period                              $16.29        $12.08        $10.00
Income from investment operations:
Net investment (loss) income               (0.07)        (0.04)         0.01
Net realized and unrealized gain
   on investments                           6.13          4.39          2.08
Total from investment operations            6.06          4.35          2.09
Less distributions:
From net investment income                  0.00          0.00         (0.01)
From net capital gains                      0.00         (0.14)         0.00
Total distributions                         0.00         (0.14)        (0.01)

Net asset value, end of period            $22.35        $16.29        $12.08
Total return                               37.20%        36.29%        20.83%
Ratios/supplemental data:
Net assets, end of period (millions)      $89.4         $26.9         $ 9.0
Ratio of expenses to average
   net assets:
Before expense reimbursement                1.43%         1.87%         2.55%+
After expense reimbursement                 1.42%         1.48%         1.48%+
Ratio of net investment loss to
   average net assets:
Before expense reimbursement               (0.67)%       (0.79)%       (1.08)%+
After expense reimbursement                (0.66)%       (0.39)%       (0.01)%+
Portfolio turnover rate                     4.02%        21.49%         4.91%


*Commencement of operations.

+Annualized.


OBJECTIVE AND INVESTMENT APPROACH OF THE FUND

The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of United States companies that have substantial international activities ("U.S. Global Leaders"). Under normal market conditions, at least 65% of the Fund's total assets will be invested in stocks of companies the Advisor regards as U.S. Global Leaders as set forth below. Unlike mutual funds that are classified as "global" funds, the Fund does not have a policy of investment in any specific number of countries outside the U.S., although it may invest in securities of foreign companies that meet the Advisor's criteria of global leadership. There is, of course, no assurance that the Fund's objective will be achieved. The Fund is not designed for investors seeking income rather than growth of capital.

Because prices of securities held by the Fund fluctuate, the value of an investment in the Fund will vary, as the market value of its investment portfolio changes and when shares are redeemed, they may be worth more or less than their original cost.

INVESTMENT APPROACH: U.S. GLOBAL LEADERS

In selecting common stocks for the Fund, the Advisor focuses on companies it views as "U.S. Global Leaders": Companies that have leading positions in growing markets in the developed countries and also derive a substantial portion of their profits in fast-growing emerging markets. Under normal market conditions, the Fund will invest at least 65% of the value of its total assets in securities of such companies.

U.S. Global Leaders portfolio companies typically:

 -Hold leading market shares of their relevant growth markets, and hence possess the pricing flexibility that results in high profit margins and high investment returns.

 -Supply consumable products or services so that their revenue streams are recurring rather than derived from infrequent or postponable sales of big-ticket items.

 -Maintain strong balance sheets with relatively low debt to equity ratios.

The Advisor believes that companies with these characteristics should have relatively low business risk and relatively high sustainability of earnings growth.

The Advisor believes that leading multinational companies traded publicly in U.S. securities markets have a number of advantages that make them attractive investments. U.S. capital markets are large and liquid. Accounting practices are consistent and well regulated. Currency and political risks are minimized, and the costs associated with investing abroad are reduced.

Companies that have leading positions in growing markets in the U.S. and other developed countries and also derive a significant portion of their profits in fast-growing emerging markets are relatively limited in number at this time. Because of the difficulty and expense in building broad-based distribution in newer global markets, it appears likely that the number of such companies will not expand rapidly. Thus, the Advisor's view is that the stocks of multinational companies that can sustain superior global earnings growth are likely to be accorded premium relative valuations.

The Advisor's investment policy is to identify U.S. Global Leaders companies with superior long-term earnings prospects and to continue to own them as long as their managements are fulfilling their mission. As long as the Advisor believes that shares of such companies continue to enjoy favorable prospects for capital growth and that they are not overvalued in the marketplace, such shares are ordinarily retained. Thus it is expected that the Fund's annual rate of portfolio turnover will be relatively low compared to that of most common stock mutual funds, normally not more than 25%.

FOREIGN INVESTMENTS

There are foreign companies that fit the profile of Global Leaders companies developed by the Advisor, and the Advisor may invest in such companies. While the Advisor is permitted to invest up to 25% of the Fund's net assets in foreign companies, under normal circumstances, the level of such investment is not expected to exceed 15%. Investment in foreign companies generally will be in the form of American Depository Receipts ("ADRs"). These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. securities markets, and ADRs are alternatives to the purchase of the underlying securities in their national market and currencies.

The Advisor intends to limit its investment in foreign companies to large capitalization, well-established issuers, the securities of which are publicly traded in the U.S and which provide their financial data in accordance with generally accepted accounting principles in the United States. Thus the Advisor expects to minimize the risks associated with investing in foreign companies generally. For further information on foreign investing, including the risks associated with such investments, see the Statement of Additional Information.

NON-DIVERSIFICATION

The Fund is a non-diversified investment company portfolio, which means that the Fund is required to comply only with the diversification requirements of the Internal Revenue Code so that the Fund will not be subject to U.S. taxes on its net investment income. These provisions, among others, require that at the end of each calendar quarter, (1) not more than 25% of the value of the Fund's total assets can be invested in the securities of a single issuer, and (2) with respect to 50% of the value of the Fund's total assets, no more than 5% of the value of its total assets can be invested in the securities of a single issuer and the Fund may not own more than 10% of the outstanding voting securities of a single issuer.

Since the Fund, as a non-diversified investment company portfolio could invest in a smaller number of individual issuers than a diversified investment company, the value of the Fund's investments could be more affected by any single adverse occurrence than would the value of the investments of a diversified investment company. However, it is the policy of the Fund to attempt to reduce its overall exposure to risk from declines in individual securities by spreading its investments over a number of different companies and a variety of industries.

OTHER PERMITTED INVESTMENTS AND RISKS

Under normal market conditions, it is expected that the Fund will be substantially fully invested, and cash and cash equivalent investment should account for less than 5% of Fund assets. However, if the Advisor believes market conditions to warrant a temporary defensive position, the Fund may invest without limit in cash, certificates of deposit, bankers acceptances and other short-term bank deposit accounts, short-term U.S. Government, agency and instrumentality obligations, repurchase agreements with respect to such obligations and in other domestic debt rated in one of the two highest grades by one or more of the nationally recognized statistical ratings organizations, or if unrated, believed by the Advisor to be of comparable quality.

The Fund has adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares.

MANAGEMENT OF THE FUND


The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. The Advisor is located at 630 Fifth Avenue, New York, NY 10111. The Advisor was founded in 1968 and is controlled by George M. Yeager, President. Mr. Yeager is responsible for the management of the Fund's portfolio. The Advisor provides investment advisory services to individual and institutional investors with assets in excess of $400,000,000.

The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 1.00% annually.

Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate: Under $15 million - $30,000, $15 to $50 million - 0.20% of average net assets, $50 to $80 million - 0.15% of average net assets, $80 to $100 million - 0.10% of average net assets, over $100 million -0.05% of average net assets.

The Fund is responsible for its own operating expenses. The Advisor is currently undertaking to limit the Fund's annual operating expenses to no more than 1.39% of average net assets. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation may be subject to reimbursement by the Fund.

The Advisor considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Advisor may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions.

The Advisor may in its discretion and out of its own funds compensate third parties for the sale and marketing of shares of the Fund for services provided to Fund shareholders.


HOW TO INVEST IN THE FUND

The minimum initial investment is $2,000. Subsequent investments must be at least $1,000. First Fund Distributors, Inc. (the "Distributor"), acts as Distributor of the Fund's shares. Shares of the Fund may be purchased without regard to these minimums by employees, officers and Trustees of the Trust, the Advisor or firms providing contractual services to the Fund, and members of their immediate families and by retirement plans and trusts for their benefit. The Distributor may, at its discretion, waive the minimum investment requirements for charitable organizations, employee benefit plans, clients of the Advisor, and others with whom the Advisor has an established business relationship. Brokers or other financial institutions may charge a fee to their customers who purchase shares of the Fund through them as intermediaries. In addition to cash purchases, shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities, provided that any such security is readily marketable, its acquisition is consistent with the Fund's investment objective and it is otherwise acceptable to the Fund's Advisor.

Shares of the Fund are offered continuously for purchase at their net asset value per share next determined after a purchase order is received. The public offering price is effective for orders received by the Fund prior to the time of the next determination of the Fund's net asset value. Orders received after the time of the next determination of the applicable Fund's net asset value will be entered at the next calculated public offering price.

Investors may purchase shares of the Fund by check or wire:

BY CHECK: For initial investments, an investor should complete the Fund's Account Application (included with this Prospectus). The completed application, together with a check payable to "U.S. Global Leaders Growth Fund," should be mailed to: U.S. Global Leaders Growth Fund, P.O. Box 640856, Cincinnati, OH 45264-0856. Investments sent by overnight delivery services should be sent to:
U.S. Global Leaders Growth Fund, c/o Star Bank, N.A., 425 Walnut Street, M.L. 6118, Cincinnati, OH 45202

For subsequent investments, a stub is attached to the account statement sent to shareholders after each transaction. The stub should be detached from the statement and, together with a check payable to "U. S. Global Leaders Growth Fund," mailed in the envelope provided to the address indicated above. The investor's account number should be written on the check.

BY WIRE: For initial investments, before wiring funds, an investor should call the Fund's Transfer Agent at (800) 282-2340 between the hours of 9:00 a.m. and 4:00 p.m. Eastern time, on a day when the New York Stock Exchange is open for trading in order to receive an account number. The Transfer Agent will request the investor's name, address, tax identification number, amount being wired and wiring bank. The investor should then instruct the wiring bank to transfer funds by wire to: Star Bank, N.A. Cinti/Trust, ABA #0420-0001-3, DDA # 483898029, U.S. Global Leaders Growth Fund, [Account name and number]. The investor should also ensure that the wiring bank includes the name of the Fund and the account number with the wire. If the funds are received by the Transfer Agent prior to the time that the Fund's net asset value is calculated, the funds will be invested on that day; otherwise they will be invested on the next business day. Finally, the investor should write the account number provided by the Transfer Agent on the Application Form and mail the Form promptly to the Transfer Agent.

For subsequent investments, the investor should first notify the Fund and then have the investor's financial institution wire funds as indicated above. It is essential that complete information regarding your account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain information about remitting funds in this manner from the Transfer Agent and should obtain from their own banks information about any fees that may be imposed.

GENERAL. Payment of redemption proceeds from shares that were purchased with an initial investment made by wire may be delayed until one business day after the completed Account Application is received by the Fund. All investments must be made in U.S. dollars and, to avoid fees and delays, checks should be drawn only on U.S. banks and should not be made by third party check. A charge may be imposed if any check used for investment does not clear. The Fund and the Distributor reserve the right to reject any purchase order in whole or in part.

If an order, together with payment in proper form, is received by the Transfer Agent by the close of trading on the New York Stock Exchange (currently 4:00 p.m., New York City time), Fund shares will be purchased at the offering price determined as of the close of trading on that day. Otherwise, Fund shares will be purchased at the offering price determined as of the close of trading on the New York Stock Exchange on the next business day.

Federal tax regulations require that investors provide a certified Taxpayer Identification Number and certain other required certifications upon opening or reopening an account in order to avoid backup withholding of taxes at the rate of 31% on taxable distributions and proceeds of redemptions. See the Fund's Account Application for further information concerning this requirement.

The Fund is not required to issue share certificates. All shares are normally held in non-certificated form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder.


HOW TO REDEEM AN INVESTMENT IN THE FUND

A shareholder has the right to have the Fund redeem all or any portion of his outstanding shares at their current net asset value on each day the New York Stock Exchange is open for trading. The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption.

DIRECT  REDEMPTION.  A written  request for  redemption  must be received by the
Fund's Transfer Agent in order to constitute a valid tender for redemption. Redemption requests should (a) state the number of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as recorded on the account registration. Additional documentation may be required from corporate, trust, or partnership shareholders. To protect the Fund and its shareholders, a signature guarantee is required for certain transactions, including redemptions of amounts over $5,000. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as defined in the federal securities laws. These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

TELEPHONE REDEMPTION. Shareholders who complete the Redemption by Telephone portion of the Fund's Account Application may redeem shares on any business day the New York Stock Exchange is open by calling the Fund's Transfer Agent at
(800) 282-2340 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed to the address of record or wired at the shareholder's direction the next business day to the predesignated account. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds).

By establishing telephone redemption privileges, a shareholder authorizes the Fund and its Transfer Agent to act upon the instruction of any person by telephone to redeem from the account for which such service has been authorized and send the proceeds to the address of record on the account or transfer the proceeds to the bank account designated in the Authorization. The Fund and the Transfer Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on such instructions. If these identification procedures are followed, neither the Fund nor its agents will be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60 days notice to shareholders.

Shareholders may request telephone redemption after an account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption during periods of abnormal market activity.

GENERAL. Payment of the redemption proceeds will be made promptly, but not later than seven days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee in cases where telephone redemption privileges are not being utilized. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the Rules of the Securities and Exchange Commission. In the case of shares purchased by check and redeemed shortly after purchase, the Fund will not mail redemption proceeds until it has been notified that the check used for the purchase has been collected, which may take up to 15 days from the purchase date. To minimize or avoid such delay, investors may purchase shares by certified check or federal funds wire. A redemption may result in recognition of a gain or loss for Federal income tax purposes.

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account, other than retirement plan or Uniform Gift to Minors Act accounts, if at any time, due to redemptions by the shareholder, the total value of a shareholder's account does not equal at least $1,000. If the Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of his account is less than $1,000 and will be allowed 30 days to make an additional investment to bring the value of his account to at least $1,000 before the Fund takes any action.


SERVICES AVAILABLE TO THE FUND'S SHAREHOLDERS

RETIREMENT PLANS. The Fund offers a prototype Individual Retirement Account ("IRA") plan and information is available from the Distributor or from your securities dealer with respect to Keogh, Section 403(b) and other retirement plans offered. Investors should consult a tax adviser before establishing any retirement plan.

AUTOMATIC INVESTMENT PLAN. For the convenience of shareholders, the Fund offers a preauthorized check service under which a check is automatically drawn on the shareholder's personal checking account each month for a predetermined amount (but not less than $250), as if the shareholder had written it directly. Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the current offering price as of the close of regular trading on the New York Stock Exchange. Applications for this service are available from the Distributor. There is no charge by the Fund for this service. The Distributor may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Transfer Agent in writing, sufficiently in advance of the next scheduled withdrawal.


HOW THE FUND'S PER SHARE VALUE IS DETERMINED

The net asset value of a Fund share is determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding.

Portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values as determined in good faith by or under the supervision of the Trust's officers in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with remaining maturities of sixty days or less are valued at amortized cost as reflecting fair value.


DISTRIBUTION AND TAXES

DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income are declared and paid at least annually. Any undistributed net capital gains realized during the Fund's fiscal year will also be distributed to shareholders after the end of the year, with a supplemental distribution on or about December 31 of any undistributed net investment income as well as any additional undistributed capital gains earned during the 12-month period ended each October 31.

Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.

Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

TAXES. The Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income or excise taxes. The distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment ) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the Statement of Additional Information. Shareholders should consult their own advisers concerning federal, state and local tax consequences of investments in the Fund.


GENERAL INFORMATION

THE TRUST. The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

SHAREHOLDER RIGHTS. Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., any change in the Fund's investment objective); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

PERFORMANCE INFORMATION.
From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent one year and over the period from the Fund's inception of operations, through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

YEAR 2000.
Like other business organizations around the world, the Fund could be adversely affected if the computer systems used by its Advisor, and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." The Fund's Advisor is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its own computer systems, and it has obtained assurances from the Fund's other service providers that they are taking comparable steps. However, there can be no assurance that these actions will be sufficient to avoid any adverse impact on the Fund.

CUSTODIAN AND TRANSFER AGENT:
SHAREHOLDER INQUIRIES
Star Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, serves as custodian of the Fund's assets. American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11788-0132 is the Fund's Transfer and Dividend Disbursing Agent. Shareholder inquiries should be directed to the Transfer Agent at (800) 282-2340.

ADVISOR

Yeager, Wood & Marshall, Incorporated
630 Fifth Avenue
New York, New York 10111
(212) 765-5350



DISTRIBUTOR

First Fund Distributors, Inc.
4455 E. Camelback Road, Suite 261E
Phoenix, Arizona 85018



CUSTODIAN

Star Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202



TRANSFER AND
DIVIDEND
DISBURSING AGENT

American Data Services, Inc.
P.O. Box 5536
Hauppauge, New York 11788-0132



AUDITORS

Ernst & Young, L.L.P.
515 South Flower Street
Los Angeles, California 90071


LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker, LLP
345 California Street, 29th Floor
San Francisco, California 94104

U.S. GLOBAL LEADERS GROWTH FUND

P.O. Box 640856
Cincinnati, Ohio 45264-0856
(800) 282-2340

                       STATEMENT OF ADDITIONAL INFORMATION


                                October 31, 1998


                              BOSTON BALANCED FUND
                                   a series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                                  40 Court St.
                                Boston, MA 02108
                                 (617) 726-7250




         This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus of the Boston Balanced Fund (the "Fund"). A copy of the prospectus dated October 31, 1998 is available by calling the number listed above or (212) 633-9700.




                                TABLE OF CONTENTS

The Trust.......................................................................................................B-2
Investment Objective and Policies...............................................................................B-2
Investment Restrictions.........................................................................................B-6
Distributions And Tax Information...............................................................................B-8
Trustees And Executive Officers................................................................................B-10
The Fund's Investment Advisor..................................................................................B-12
The Fund's Administrator.......................................................................................B-13
The Fund's Distributor.........................................................................................B-13
Execution of Portfolio Transactions............................................................................B-14
Additional Purchase And Redemption Information.................................................................B-15
Determination of Share Price...................................................................................B-16
Performance Information........................................................................................B-17
General Information............................................................................................B-18
Financial Statements...........................................................................................B-19
Appendix.......................................................................................................B-19



BBA SAI                                               B-5

                                    THE TRUST

         Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This SAI relates only to the Fund.

                        INVESTMENT OBJECTIVE AND POLICIES

         The Fund is a mutual fund with the investment objective of seeking income and long-term capital growth through an actively managed portfolio of stocks, bonds and money market instruments. The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Fund will be attained.

Repurchase Agreements

         The Fund may enter into repurchase agreements as discussed in the Prospectus. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 5% of the value of the Fund's net assets would be invested in illiquid securities including such repurchase agreements.


         For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. In the event of the insolvency or default of the seller, the Fund could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. As with any unsecured debt instrument purchased for the Fund, the Investment Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

         There is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the

BBA SAI                                               B-6

Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.


When-Issued Securities


         The Fund is authorized to purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, any purchase of such securities would be made with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund will designate liquid securities equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.


Foreign Securities

         The Fund may invest up to 15% of its assets in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

         Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve

BBA SAI                                               B-7
increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

         Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There can be no assurance that the Advisor will be able to anticipate or counter these potential events and their impacts on the Fund's share price.

         Securities of foreign issuers may be held by the Fund in the form of American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs"). These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

         The Fund may invest without regard to the 15% limitation in securities of foreign issuers which are listed and traded on a domestic national securities exchange.

Debt Securities and Ratings

         Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security. If a security's rating is reduced while it is held by the Fund, the Advisor will consider whether the Fund should continue to hold the security, but the Fund is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates.

         The Fund reserves the right to invest up to 20% of its assets in securities rated lower than BBB by Standard & Poor's Ratings Group ("S&P") or lower than Baa by Moody's Investors Service, Inc. ("Moody's") but rated at least B by S&P or Moody's (or, in either case, if unrated, deemed by the Advisor to be of comparable quality). Lower-rated securities generally offer a higher current yield than that available for higher grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the

BBA SAI                                               B-8
possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is smaller and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a smaller and less actively traded market.

         Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower-yielding security, resulting in a decreased return to investors. Also, because the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by the Fund may decline proportionately more than a fund consisting of higher-rated securities. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower-rated securities. Investments in zero-coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

 Options and Futures Contracts

         As indicated in the Prospectus, to the extent consistent with its investment objectives and policies, the Fund may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts, to the extent of up to 5% of its assets.

         Transactions in options on securities and on indexes involve certain risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would

BBA SAI                                               B-9
not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

         If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; such losses may be mitigated or exacerbated by changes in the value of the Fund's securities during the period the option was outstanding.

         Use of futures contracts and options thereon also involves certain risks. The variable degree of correlation between price movements of futures contracts and price movements in the related portfolio positions of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. Also, futures and options markets may not be liquid in all circumstances and certain over the counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction at all or without incurring losses. Although the use of options and futures transactions for hedging should minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. If losses were to result from the use of such transactions, they could reduce net asset value and possibly income. The Fund may use these techniques to hedge against changes in interest rates or securities prices or as part of its overall investment strategy. The Fund will segregate liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options and futures contracts to avoid leveraging of the Fund.

                             INVESTMENT RESTRICTIONS

         The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

         1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

         2. (a) Borrow money, except from banks for temporary or emergency purposes. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

              (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

BBA SAI                                               B-10

         3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (The Fund is not precluded from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         4. Purchase or sell real estate, commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the prospectus and in this SAI).


         5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)


         6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, forward or repurchase transactions.

         7. Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Fund's assets may be invested without regard to this limitation.

         The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

         8. Purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of a single issuer.

         9. Invest in any issuer for purposes of exercising control or management.

         10. Invest in securities of other investment companies which would result in the Fund owning more than 3% of the outstanding voting securities of any one such investment company, the Fund owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or the Fund owning securities of investment companies in the aggregate which would exceed 10% of the value of the Fund's total assets.

         11. Invest, in the aggregate, more than 5% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.


BBA SAI                                               B-11

         12. Invest more than 15% of its assets in securities of foreign issuers (including American Depositary Receipts with respect to foreign issuers, but excluding securities of foreign issuers listed and traded on a domestic national securities exchange).

         13. Invest in securities issued by UST Corp. (parent corporation of the Advisor).


         If a percentage restriction described in the prospectus or this statement is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except for the policies regarding borrowing and illiquid securities or as otherwise specifically noted.


                        DISTRIBUTIONS AND TAX INFORMATION

Distributions


         Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.


         Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

         Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

         Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

BBA SAI                                               B-12

         Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on that Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend with respect to the dividend.



         Any long-term or mid-term capital gain distributions are taxable to shareholders as long-term or mid-term capital gains, respectively, regardless of the length of time shares have been held. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.


         The Fund may write, purchase or sell certain option, futures, and foreign currency contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless the Fund is eligible to make and makes a special election, such contracts that are "Section 1256 contracts" will be "marked-to-market" for federal income tax purposes at the end of each taxable year, i.e., each contract will be treated as sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in such contracts will be 60% long-term and 40% short-term capital gain or loss. Section 1092 of the Code, which applies to certain "straddles", may affect the taxation of the Fund's transactions in option, futures and foreign currency contracts. Under Section 1092 of the Code, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions.

         A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption of Fund shares may

BBA SAI                                               B-13
be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

         Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Internal Revenue Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

         The Fund will not be subject to tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Fund.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

         This discussion and the related discussion in the prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.

                         TRUSTEES AND EXECUTIVE OFFICERS

         The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate

BBA SAI                                               B-14
series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below.


Steven J. Paggioli,* 04/03/50  President and Trustee

479 West 22nd Street, New York, NY 10011. Executive Vice President, The Wadsworth Group (consultants) since 1986; Executive Vice President of Investment Company Administration Corporation ("ICAC") (mutual fund administrator and the Trust's Administrator), and Vice President of First Fund Distributors, Inc. ("FFD") (a registered broker-dealer and the Fund's Distributor) since 1990.

Dorothy A. Berry, 09/12/43 Trustee

14 Five Roses East, Ancram, NY 12517. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook, 09/10/39 Trustee

One Peabody Lane, Darien, CT 06820. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel, 05/23/38 Trustee

2 Crown Cove Lane, Savannah, GA 31411. Private Investor. Formerly Managing Director, Premier Solutions, Ltd. (asset management computer and software products). Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington, 06/01/44 Trustee

1191 Valley Road, Clifton, NJ 07103. President, Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).


Robert M. Slotky*    06/17/47    Treasurer

2020 E.  Financial  Way,  Suite 100,  Glendora,  California  91741.  Senior Vice
President, Investment Company Administration Corporation since May, 1997; formerly instructor of accounting at California State University - Northridge
(1997); Chief Financial Officer, Wanger Asset management, L.P. and Treasurer of Acorn Investment Trust (1992 - 1996).


Robin Berger*, 11/17/56 Secretary

479 West 22nd St., New York, NY 10011. Vice President, The Wadsworth Group since June, 1993.

BBA SAI                                               B-15

Robert H. Wadsworth*, 01/25/40 Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018. President of The Wadsworth Group since 1982, President of ICAC and FFD since 1990.


*Indicates an "interested person" of the Trust as defined in the 1940 Act.


         Set forth below is the rate of compensation received by the following Trustees from the Fund and all other portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested trustees receive an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These trustees also receive a fee of $1000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the Fund or any other portfolios of the Trust.

Name of Trustee                     Total Annual Compensation

Dorothy A. Berry                    $25,000
Wallace L. Cook                     $20,000
Carl A. Froebel                     $20,000
Rowley W.P. Redington               $20,000



         During the fiscal year ended June 30, 1998, trustees' fees and expenses in the amount of $13,698 were allocated to the Fund. As of the date of this SAI, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.


                          THE FUND'S INVESTMENT ADVISOR

         The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. United States Trust Company of Boston is the Advisor to the Fund. The Advisor is a Massachusetts-chartered banking and trust company and is a wholly-owned subsidiary of UST Corp., a Massachusetts bank holding company. It is located at 40 Court Street, Boston MA 02108. The Trust Department of the Advisor has managed funds as a fiduciary since 1895. Mr. Domenic Colasacco, Executive Vice President of UST Corp., and a member of UST Corp.'s Executive Policy Committee is the Fund's portfolio manager. He is the President of United States Trust Company and has been its Chief Investment Officer since 1980. Mr. Colasacco is a Chartered Financial Analyst and a member of the Boston Security Analysts' Society. Neither the Advisor nor UST Corp. is affiliated with United States Trust Company of New York.

         Under the Investment Advisory Agreement with the Fund, the Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel

BBA SAI                                               B-16
needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 0.75% annually.


         The Advisor has undertaken to limit the Fund's operating expenses to an annual level of 1.00% of the Fund's average net assets. During the Fund's initial fiscal period ended June 30, 1996, the Advisor received advisory fees of $241,607. For the fiscal year ended June 30, 1997, the Advisor received advisory fees of $517,083 and reimbursed the Fund for operating expenses in the amount of $11,285. For the fiscal year ended June 30, 1998, the Advisor received advisory fees of $733,603.


         The Investment Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

                            THE FUND'S ADMINISTRATOR


         The Fund has an Administration Agreement with Investment Company Administration Corporation (the "Administrator"), a corporation owned and controlled by Messrs. Banhazl, Paggioli and Wadsworth with offices at 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. For its services, ICAC receives an annual fee equal to the greater of 0.10% of the Fund's average daily net assets or $30,000. During the Fund's initial fiscal period ended June 30, 1996 and fiscal years ended June 30, 1997 and 1998, the Administrator received fees of $32,214, $68,944 and $97,814, respectively.


                             THE FUND'S DISTRIBUTOR

         First Fund Distributors, Inc. (the "Distributor"), a corporation owned by Messrs. Banhazl, Paggioli and Wadsworth, acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Fund and the Distributor continues in

BBA SAI                                               B-17
effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act .

                       EXECUTION OF PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

         Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

         While it is the Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund

BBA SAI                                               B-18
or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

         Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or Funds. In such event, the position of the Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or Funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

         The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers. The Fund does not use the Distributor to execute its portfolio transactions.


         During the Fund's initial fiscal period ended June 30, 1996 and fiscal year ending June 30, 1997, brokerage commissions totaled $19,693 and $28,507, respectively. For the fiscal year ended June 30, 1998, the Fund paid $25,779 in brokerage commissions. Of this amount $2,957 was paid in brokerage commissions to brokers who furnished research services.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor

BBA SAI                                               B-19
or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

         Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

         The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in securities with a current market value equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

                          DETERMINATION OF SHARE PRICE

         As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund does not expect to determine the net asset value of its shares on any day when the Exchange is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.


         In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such

BBA SAI                                               B-20
exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last reported bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.


         The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

                             PERFORMANCE INFORMATION

         From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time.

         The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

         Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

         The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                  P(1+T)n = ERV

         Where: P = a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted

          T = average annual total return n = number of years

         ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period


BBA SAI                                               B-21

         Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The Fund's average annual total return since its inception on December 1, 1995 through the fiscal year ending June 30, 1998 was 22.31%. The Fund's total return for the fiscal year ending June 30, 1998 was 27.55%


                               GENERAL INFORMATION

         Investors in the Fund will be informed of the Fund's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

         The Advisor also acts as Custodian of the securities and other assets of the Fund and as the Fund's transfer agent.

         Ernst & Young, LLP, 515 S. Flower St., Los Angeles, CA 90071 are the independent auditors for the Fund.

         Paul, Hastings, Janofsky & Walker LLP, 345 California Street, 29th Floor, San Francisco, California 94104, are legal counsel to the Fund.


         The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

         The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee, or may be accessed via the world wide web at http://www.sec.gov.


BBA SAI                                               B-22

                              FINANCIAL STATEMENTS


         The annual report to shareholders for the Fund for its most recent fiscal year end is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.


                                    APPENDIX

                          Description of Bond Ratings*

Moody's Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

BBA SAI                                               B-23

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

*Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.


BBA SAI                                               B-24

                       STATEMENT OF ADDITIONAL INFORMATION


                                October 31, 1998


                             LEONETTI BALANCED FUND
                                   a series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                         1130 Lake Cook Road, Suite 300
                             Buffalo Grove, IL 60089
                                 (847) 520-0999


         This Statement of Additional Information (SAI) is not a prospectus and it should be read in conjunction with the prospectus of the Leonetti Balanced Fund (the "Fund"). A copy of the prospectus of the Fund dated October 31, 1998 is available by calling the number above or (212) 633-9700.



                                TABLE OF CONTENTS

The Trust.......................................................................................................B-2
Investment Objective And Policies...............................................................................B-2
Investment Restrictions.........................................................................................B-3
Distributions and Tax Information...............................................................................B-5
Trustees And Executive Officers.................................................................................B-7
The Fund's Investment Advisor...................................................................................B-9
The Fund's Administrator........................................................................................B-9
The Fund's Distributor.........................................................................................B-10
Execution of Portfolio Transactions............................................................................B-10
Additional Purchase And Redemption Information.................................................................B-12
Determination of Share Price...................................................................................B-13
Performance Information........................................................................................B-14
General Information............................................................................................B-14
Financial Statements...........................................................................................B-16



LBF SAI                                               B-1

                                    THE TRUST

         Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This SAI relates only to the Fund.

                        INVESTMENT OBJECTIVE AND POLICIES

         The Leonetti Balanced Fund is a mutual fund with the investment objective of seeking total return through a combination of income and capital growth, consistent with preservation of capital. The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Fund will be attained.

Repurchase Agreements

         The Fund may enter into repurchase agreements as discussed in the Prospectus. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund's total assets would be invested in illiquid securities including such repurchase agreements.


         For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. In the event of the insolvency or default of the seller, the Fund could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. As with any unsecured debt instrument purchased for the Fund, the Investment Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

         There is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon

LBF SAI                                               B-2
physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.


When-Issued Securities


         The Fund is authorized to purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, any purchase of such securities would be made with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund will designate liquid securities equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.


                             INVESTMENT RESTRICTIONS

         The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

         1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

         2. (a) Borrow money, except from banks for temporary or emergency purposes. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

              (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

LBF SAI                                               B-3

         3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         4. Purchase or sell real estate, commodities or commodity contracts. (As a matter of operating policy, the Board of Trustees may authorize the Fund to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).


         5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S.
Government, its agencies or instrumentalities.)


         6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from making any permitted borrowings, mortgages or pledges.

         7. Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Fund's assets may be invested without regard to this limitation.

         8. Invest in any issuer for purposes of exercising control or management.

         The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

         9. Invest in securities of other investment companies which would result in the Fund owning more than 3% of the outstanding voting securities of any one such investment company, the Fund owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or the Fund owning securities of investment companies in the aggregate which would exceed 10% of the value of the Fund's total assets.

         10. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity (other than securities that meet the requirements of Securities Act Rule 144A which the Trustees have determined to be liquid based on applicable trading markets).


         If a percentage restriction described in the prospectus or this statement is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except for the policies regarding borrowing and illiquid securities or as otherwise specifically noted.


LBF SAI                                               B-4

                        DISTRIBUTIONS AND TAX INFORMATION

Distributions


         Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.


         Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

         Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

         Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.


         Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on that Fund's investment activities for a particular year and therefore cannot be predicted

LBF SAI                                               B-5
with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend with respect to the dividend.

         Any long-term or mid-term capital gain distributions are taxable to shareholders as long-term or mid-term capital gains, respectively, regardless of the length of time shares have been held. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.


         A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption of Fund shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

         Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Internal Revenue Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

         The Fund will not be subject to tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of

LBF SAI                                               B-6
an investment in the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Fund.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

         This discussion and the related discussion in the prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.

                         TRUSTEES AND EXECUTIVE OFFICERS

         The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below.


Steven J. Paggioli,* 04/03/50  President and Trustee

479 West 22nd Street, New York, NY 10011. Executive Vice President, The Wadsworth Group (consultants) since 1986; Executive Vice President of Investment Company Administration Corporation ("ICAC") (mutual fund administrator and the Trust's Administrator), and Vice President of First Fund Distributors, Inc. ("FFD") (a registered broker-dealer and the Fund's Distributor) since 1990.

Dorothy A. Berry, 09/12/43 Trustee

14 Five Roses East, Ancram, NY 12517. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook, 09/10/39 Trustee

One Peabody Lane, Darien, CT 06820. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel, 05/23/38 Trustee

LBF SAI                                               B-7

2 Crown Cove Lane, Savannah, GA 31411. Private Investor. Formerly Managing Director, Premier Solutions, Ltd. (asset management computer and software products). Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington, 06/01/44 Trustee

1191 Valley Road, Clifton, NJ 07103. President, Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).


Robert M. Slotky*    06/17/47    Treasurer

2020 E.  Financial  Way,  Suite 100,  Glendora,  California  91741.  Senior Vice
President, Investment Company Administration Corporation since May, 1997; formerly instructor of accounting at California State University - Northridge
(1997); Chief Financial Officer, Wanger Asset management, L.P. and Treasurer of Acorn Investment Trust (1992 - 1996).


Robin Berger*, 11/17/56 Secretary

479 West 22nd St., New York, NY 10011. Vice President, The Wadsworth Group since June, 1993.

Robert H. Wadsworth*, 01/25/40 Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018. President of The Wadsworth Group since 1982, President of ICAC and FFD since 1990.


*Indicates an "interested person" of the Trust as defined in the 1940 Act.


         Set forth below is the rate of compensation received by the following Trustees from the Fund and all other portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested trustees receive an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These trustees also receive a fee of $1000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the Fund or any other portfolios of the Trust.

LBF SAI                                               B-8

Name of Trustee                     Total Annual Compensation

Dorothy A. Berry                    $25,000
Wallace L. Cook                     $20,000
Carl A. Froebel                     $20,000
Rowley W.P. Redington               $20,000

         During the fiscal year ended June 30, 1998, trustees' fees and expenses in the amount of $4,300 were allocated to the Fund. As of the date of this SAI, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.


                          THE FUND'S INVESTMENT ADVISOR


         As stated in the Prospectus, investment advisory services are provided to the Fund by Leonetti & Associates, Inc., the Advisor, pursuant to an Investment Advisory Agreement. The Advisor is controlled by Mr. Michael
Leonetti. Under the Investment Advisory Agreement, the Advisor receives a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. During the Fund's initial fiscal period ended June 30, 1996 and for the fiscal years ended June 30, 1997 and 1998, the Advisor received fees of $83,530, $104,200 and $130,603, respectively, under the Agreement.


         The use of the name "Leonetti" by the Fund is pursuant to a license granted by the Advisor, and in the event the Investment Advisory Agreement with the Fund is terminated, the Advisor has reserved the right to require the Fund to remove any references to the name "Leonetti."

         The Investment Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

                            THE FUND'S ADMINISTRATOR

         The Fund has an Administration Agreement with Investment Company Administration Corporation (the "Administrator"), a corporation owned and controlled by Messrs. Banhazl, Paggioli and Wadsworth with offices at 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required

LBF SAI                                               B-9
of the Fund; prepare all required filings necessary to maintain the Fund's qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. For its services, ICAC receives a monthly fee at the following annual rate:

  Average net assets                  Fee or fee rate

  Under $15 million                   $30,000
  $15 to $50 million                  0.20% of average net assets
  $50 to $100 million                 0.15% of average net assets
  $100 million to $150 million        0.10% of average net assets
  Over $150 million                   0.05% of average net assets


During the Fund's initial fiscal period ended June 30, 1996 and for the fiscal years ending June 30, 1997 and 1998, the Administrator received fees of $27,534, $30,779 and $30,000, respectively.


                             THE FUND'S DISTRIBUTOR

         First Fund Distributors, Inc. (the "Distributor"), a corporation owned by Messrs. Banhazl, Paggioli and Wadsworth, acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Fund and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

         Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless

LBF SAI                                               B-10
better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

         While it is the Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

         Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or Funds. In such event, the position of the Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large

LBF SAI                                               B-11
an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or Funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.


         The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers. The Fund does not use the Distributor to execute its portfolio transactions. During the Fund's initial fiscal period ended June 30, 1996 and for the fiscal years ending June 30, 1997 and 1998, the Fund paid brokerage commissions of $26,457, $34,556 and $20,118, respectively.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

         Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.

         The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in securities with a current market value equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an

LBF SAI                                               B-12
investor may incur brokerage costs in converting such securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

Check-A-Matic

         As discussed in the Prospectus, the Fund provides a Check-A-Matic Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Check-A-Matic Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

         As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund does not expect to determine the net asset value of its shares on any day when the Exchange is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.


         In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last reported bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.


         The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


LBF SAI                                               B-13

                             PERFORMANCE INFORMATION

         From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time.

         The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

         Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

         The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                  P(1+T)n = ERV

Where:
          P = a  hypothetical  initial  purchase  order of $1,000  from  which the maximum sales load is deducted
          T = average annual total return n = number of years
          ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period


         Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The Fund's average annual total return since its inception on August 1, 1995 through the fiscal year ending June 30, 1998 was 16.14%. The Fund's total return for the fiscal year ending June 30, 1998 was 24.10%.


                               GENERAL INFORMATION

          Investors in the Fund will be informed of the Fund's progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.


LBF SAI                                               B-14

         Star Bank, N.A., 425 Walnut St., Cincinnati, OH 45202 acts as Custodian of the securities and other assets of the Fund. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. American Data Services, Inc., P.O. Box 5536, Hauppauge, NY 11788-0132 acts as the Fund's transfer and shareholder service agent.

         Ernst & Young, LLP, 515 S. Flower St., Los Angeles, CA 90071 are the independent auditors for the Fund.

         Paul, Hastings, Janofsky & Walker LLP, 345 California Street, 29th Floor, San Francisco, California 94104, are legal counsel to the Fund.


         On October 13, 1998, the following persons owned of record more that 5% of the Fund's outstanding voting securities:

         Star Bank, N.A., Custodian for Frank G. Valeria IRA Account, Niles, IL, 60714; 18.10%

         Charles Schwab & Co., Special Custody Account, San Francisco, CA 94104; 13.52%

         The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

         The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee, or may be accessed via the world wide web at http://www.sec.gov.



LBF SAI                                               B-15

                              FINANCIAL STATEMENTS


         The annual report to shareholders for the Fund for its most recent fiscal year end is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.



LBF SAI                                               B-16

                       STATEMENT OF ADDITIONAL INFORMATION


                                October 31, 1998


                         U.S. GLOBAL LEADERS GROWTH FUND
                                   a series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                                630 Fifth Avenue
                               New York, NY 10111
                                 (212) 765-5350



         This Statement of Additional Information is not a prospectus and it should be read in conjunction with the prospectus of the U.S. Global Leaders Growth Fund (the "Fund"). A copy of the prospectus of the Fund dated October 31, 1998 is available by calling the number listed above or (212) 633-9700.



                                TABLE OF CONTENTS

The Trust........................................................................................................B-
Investment Objective And Policies................................................................................B-
Investment Restrictions..........................................................................................B-
Distributions and Tax Information................................................................................B-
Trustees And Executive Officers..................................................................................B-
Investment Advisor...............................................................................................B-
The Fund's Administrator.........................................................................................B-
The Fund's Distributor...........................................................................................B-
Execution of Portfolio Transactions..............................................................................B-
Additional Purchase and Redemption Information...................................................................B-
Determination of Share Price.....................................................................................B-
Performance Information..........................................................................................B-
General Information..............................................................................................B-
Financial Statements.............................................................................................B-


USG SAI                                               B-1

                                    THE TRUST

         Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This SAI relates only to the Fund.

                        INVESTMENT OBJECTIVE AND POLICIES

         The U.S. Global Leaders Growth Fund is a mutual fund with the investment objective of seeking growth of capital. The following discussion supplements the discussion of the Fund's investment objective and policies as set forth in the Prospectus. There can be no assurance the objective of the Fund will be attained.

Repurchase Agreements

         The Fund may enter into repurchase agreements as discussed in the Prospectus. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund's total assets would be invested in illiquid securities including such repurchase agreements.


         For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. In the event of the insolvency or default of the seller, the Fund could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. As with any unsecured debt instrument purchased for the Fund, the Investment Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

         There is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon

USG SAI                                               B-2
physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.


Foreign Investments

         The Advisor is permitted to invest up to 25% of the Fund's net assets in foreign companies, although the level of such investment is not expected to exceed 15% under normal circumstances. The Advisor intends to invest only in large capitalization, well established foreign issuers the securities of which are traded in the U.S., and which present their financial data in accordance with generally accepted accounting principles in the U.S. Thus, the Advisor expects that there will be little if any risk associated with its foreign investments.

         The risks associated with foreign issuers include political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. While the Advisor believes it is unlikely that the companies and countries in which the Advisor invests would be subject to such circumstances, there is no assurance that the Advisor will be able to anticipate or counter these potential events in selecting foreign issuers for the Fund's portfolio.

Borrowing

The Fund may borrow money from banks in an aggregate amount not to exceed one-third of the value of the Fund's total assets to meet temporary or emergency purposes, and may pledge its assets in connection with such borrowings. The Fund will not purchase any securities while any such borrowings exceed 5% of the Fund's total assets.


                             INVESTMENT RESTRICTIONS

         The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:


USG SAI                                               B-3

         1. Make loans to others, except (a) through the occasional purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

         2. (a) Borrow money, except as stated in the Prospectus and this SAI. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

         (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

         3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

         4. Purchase or sell real estate, commodities or commodity contracts (the Board of Trustees may in the future authorize the Fund to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).

         5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S.
Government, its agencies or instrumentalities.)

         6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

         7. Invest in any issuer for purposes of exercising control or management.

         The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

         8. Invest in securities of other investment companies which would result in the Fund owning more than 3% of the outstanding voting securities of any one such investment company, the Fund owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or the Fund owning securities of investment companies in the aggregate which would exceed 10% of the value of the Fund's total assets.

         9. Invest, in the aggregate, more than 15% of its total assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

USG SAI                                               B-4

         If a percentage restriction described in the prospectus or this statement is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except for the policy regarding borrowing or as otherwise specifically noted.


                        DISTRIBUTIONS AND TAX INFORMATION

Distributions

         Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

         Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

         Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year,
(ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and
(iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

         Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.


         Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic

USG SAI                                               B-5
corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on that Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend with respect to the dividend.

         Any long-term or mid-term capital gain distributions are taxable to shareholders as long-term or mid-term capital gains, respectively, regardless of the length of time shares have been held. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.


         A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption of Fund shares may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

         Under the Code, the Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Internal Revenue Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

         The  Fund  will  not  be  subject  to  tax  in  the   Commonwealth   of
Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the

USG SAI                                               B-6
transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment. Moreover, the above discussion is not intended to be a complete discussion of all applicable federal tax consequences of an investment in the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of federal, state and local taxes to an investment in the Fund.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

         This discussion and the related discussion in the prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.
                         TRUSTEES AND EXECUTIVE OFFICERS

         The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below.


Steven J. Paggioli,* 04/03/50  President and Trustee

479 West 22nd Street, New York, NY 10011. Executive Vice President, The Wadsworth Group (consultants) since 1986; Executive Vice President of Investment Company Administration Corporation ("ICAC") (mutual fund administrator and the Trust's Administrator), and Vice President of First Fund Distributors, Inc. ("FFD") (a registered broker-dealer and the Fund's Distributor) since 1990.

Dorothy A. Berry, 09/12/43 Trustee

14 Five Roses East, Ancram, NY 12517. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook, 09/10/39 Trustee

One Peabody Lane, Darien, CT 06820. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

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Carl A. Froebel, 05/23/38 Trustee

2 Crown Cove Lane, Savannah, GA 31411. Private Investor. Formerly Managing Director, Premier Solutions, Ltd. (asset management computer and software products). Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington, 06/01/44 Trustee

1191 Valley Road, Clifton, NJ 07103. President, Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).


Robert M. Slotky*    06/17/47    Treasurer

2020 E.  Financial  Way,  Suite 100,  Glendora,  California  91741.  Senior Vice
President, Investment Company Administration Corporation since May, 1997; formerly instructor of accounting at California State University - Northridge
(1997); Chief Financial Officer, Wanger Asset management, L.P. and Treasurer of Acorn Investment Trust (1992 - 1996).


Robin Berger*, 11/17/56 Secretary

479 West 22nd St., New York, NY 10011. Vice President, The Wadsworth Group since June, 1993.

Robert H. Wadsworth*, 01/25/40 Vice President

4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018. President of The Wadsworth Group since 1982, President of ICAC and FFD since 1990.


*Indicates an "interested person" of the Trust as defined in the 1940 Act.


         Set forth below is the rate of compensation received by the following Trustees from the Fund and all other portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested trustees receive an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These trustees also receive a fee of $1000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the Fund or any other portfolios of the Trust.

Name of Trustee                     Total Annual Compensation

Dorothy A. Berry                    $25,000
Wallace L. Cook                     $20,000
Carl A. Froebel                     $20,000
Rowley W.P. Redington               $20,000


USG SAI                                               B-8

During the Fund's fiscal year ended June 30, 1998, $7,548 of Trustees' fees and expenses were allocated to the Fund. As of the date of this SAI, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.



                               INVESTMENT ADVISOR

         The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund. The Advisor is located at 630 Fifth Avenue, New York, NY 10111. The Advisor was founded in 1968 and is controlled by Mr. George M. Yeager, President. The Advisor provides investment advisory services to individual and institutional investors with assets of over $400 million. Mr. Yeager is responsible for management of the Fund's portfolio.


         Under the Investment Advisory Agreement with the Fund, the Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly investment advisory fee (accrued daily) based upon the average daily net assets of the Fund at the rate of 1.00% annually. During the Fund's initial fiscal period ended June 30, 1996, the Advisor reimbursed fees and expenses totaling $43,575, including its advisory fee of $40,684. During the fiscal year ended June 30, 1997, the Fund incurred advisory fees of $148,503, and the Advisor reimbursed expenses in the amount of $59,209 in accordance with its undertaking to limit the Fund's total expenses to no more than 1.48% of average net assets annually. During the fiscal year ended June 30, 1998, the Fund incurred advisory fees of $539,774; during this period the Adviser undertook to reduce the limit on the Fund's total expenses from 1.48% to 1.39% annually and reimbursed the Fund $6,910 in expenses.


         The Investment Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund to which the agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. Any such agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.


                            THE FUND'S ADMINISTRATOR

         The Fund has an Administration Agreement with Investment Company Administration Corporation (the "Administrator"), a corporation owned and controlled by Messrs. Banhazl, Paggioli and Wadsworth with offices at 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreement provides that the Administrator will prepare and coordinate reports and

USG SAI                                               B-9
other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's qualification and/or registration to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. For its services, ICAC receives a monthly fee at the following annual rate:

Average net assets                          Fee or fee rate

Under $15 million                           $30,000
$15 to $50 million                          0.20% of average net assets
$50 to $100 million                         0.15% of average net assets
$100 million to $150 million                0.10% of average net assets
Over $150 million                           0.05% of average net assets


For the Fund's initial fiscal period ended June 30, 1996, and during the Fund's fiscal years ended June 30, 1997 and June 30, 1998, the Administrator received fees of $20,027, $27,423 and $95,452, respectively.


                             THE FUND'S DISTRIBUTOR

         First Fund Distributors, Inc. (the "Distributor"), a corporation owned by Messrs. Banhazl, Paggioli and Wadsworth, acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Fund and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.


USG SAI                                               B-10

         Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

         While it is the Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

         Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or Funds. In such event, the position of the Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks

USG SAI                                               B-11
to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or Funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.


         The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers. The Fund does not use the Distributor to execute its portfolio transactions. Brokerage commissions paid by the Fund during its initial fiscal period ended June 30, 1996, and for the fiscal years ended June 30, 1997 and June 30, 1998 totaled $7,275, $27,828 and $45,143, respectively.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

         Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received confirmation of good payment; in this circumstance, the Fund may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Fund.


USG SAI                                               B-12

         The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions which make payment in cash unwise, the Fund may make payment partly in securities with a current market value equal to the redemption price. Although the Fund does not anticipate that it will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contains a formula for determining the minimum redemption amounts that must be paid in cash.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.


Automatic Investment Plan

         As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.


                          DETERMINATION OF SHARE PRICE

         As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund does not expect to determine the net asset value of its shares on any day when the Exchange is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.


         In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last reported bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.



USG SAI                                               B-13

         The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.


                             PERFORMANCE INFORMATION

         From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time.

         The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

         Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

         The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                  P(1+T)n = ERV

         Where: P = a hypothetical initial purchase order of $1,000 from which the maximum sales load is deducted

          T = average annual total return n = number of years

         ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period


         Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The Fund's average annual total return since its inception on September 29, 1995 through the fiscal year ending June 30, 1998 was 34.45%. The Fund's total return for the fiscal year ending June 30, 1998 was 37.20%. Certain fees and expenses

USG SAI                                               B-14
of the Fund have been reimbursed from inception through June 30, 1998. Accordingly, return figures are higher than they would have been had such fees and expenses not been reimbursed.


                               GENERAL INFORMATION

         Investors in the Fund will be informed of the Fund's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

         Star Bank, 425 Walnut Street, Cincinnati, OH 45202 acts as Custodian of the securities and other assets of the Fund. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. American Data Services, P.O. Box 5536, Hauppauge, NY 11743 is the Fund's Transfer and Dividend Disbursing Agent.

         Ernst & Young, 515 S. Flower St., Los Angeles, CA 90071 are the independent auditors for the Fund.

         Paul, Hastings, Janofsky & Walker, LLP, 345 California St., 29th floor, San Francisco, California 94104, are legal counsel to the Fund.


        On October 12, 1998, the following persons owned of record and/or beneficially more than 5% of the Fund's outstanding voting securities:

         BHC  Securities  Inc.  Trade  Account,  Philadelphia,  PA 19103;  21.4%
record.

         Lazard Freres & Co. LLC, New York, NY 10271; 15.9% record.

         L. B. Dayton, A. D. Buxton Trustees, B. N. Dayton 1978 Family Trust, Helena, MT 59601; 9.1% record and beneficial.

         Brandt Dayton, Trustee, B. N. Dayton Revocable Trust, New York, NY 10024; 6.9% record and beneficial.

         Donaldson, Lufkin, Jenrette Securities Corp., Jersey City, NJ 07303; 6.6% record.

         Norwest  Bank  of  South  Dakota,   Trustee,  Bruce  B.  Dayton  Trust,
Minneapolis, MN 55479; 5.2% record and beneficial.


         The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for

USG SAI                                               B-15
obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the

USG SAI                                               B-16
assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

         The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee, or may be accessed via the world wide web at http://www.sec.gov.



                              FINANCIAL STATEMENTS


         The annual report to shareholders for the Fund for its most recent fiscal year end is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.



USG SAI                                               B-17